Restructuring charges - Prior Period Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 18,089	$ 0	$ 12,490
Resource Rationalizations 2018
Restructuring Reserve [Roll Forward]
Restructuring charges			12,490
Utilized	(1,007)	(4,782)	(6,071)
Restructuring Reserve	630	1,637	6,419
Resource Rationalizations 2018 | Workforce Reductions
Restructuring Reserve [Roll Forward]
Restructuring charges	11,400		9,684
Utilized	(731)	(3,554)	(5,399)
Restructuring Reserve	0	731	4,285
Resource Rationalizations 2018 | Onerous lease
Restructuring Reserve [Roll Forward]
Restructuring charges	6,700		2,806
Utilized	(276)	(1,228)	(672)
Restructuring Reserve	$ 630	$ 906	$ 2,134